Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000005532
Average Annual Return [Line Items]
Average Annual Return, Percent	18.57%	5.96%	8.63%
Without Sales Load [Member] | C000169938
Average Annual Return [Line Items]
Average Annual Return, Percent	18.73%	6.11%	8.76%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	30.27%	11.45%	12.81%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	30.27%	11.45%	12.81%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%	6.17%	8.23%
Morningstar Moderate Target Risk Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.36%	6.17%	8.23%